Income Tax: (Details 3)	Mar. 31, 2038 USD ($)
Income Tax Details Three [Abstract]
Canadian tax loss carryforward expiring 2026	$ 2,027,252
Canadian tax loss carryforward expiring 2027	3,762,316
Canadian tax loss carryforward expiring 2028	14,340,235
Canadian tax loss carryforward expiring 2029	13,590,347
Canadian tax loss carryforward expiring 2030	16,790,118
Canadian tax loss carryforward expiring 2031	18,801,045
Canadian tax loss carryforward expiring 2032	5,454,395
Canadian tax loss carryforward expiring 2033	7,014,176
Canadian tax loss carryforward expiring 2034	10,105,421
Canadian tax loss carryforward expiring 2035	13,116,038
Canadian tax loss carryforward expiring 2036	15,594,556
Canadian tax loss carryforward expiring 2037	19,087,903
Canadian tax loss carryforward expiring 2038	952,249
Total Canadian tax loss carryforward	$ 140,636,051